Costs of services and general and administrative costs - Summary of Operating Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Costs of services	£ 11,890.1	£ 10,597.5	£ 9,987.9
General and administrative costs	1,180.4	974.6	4,293.0
Costs of services and general and administrative costs	13,070.5	11,572.1	14,280.9
Costs of services and general and administrative costs include:
Staff costs (note 5)	8,165.8	7,166.7	6,556.5
Establishment costs	536.0	529.0	638.5
Media pass-through costs	1,905.7	1,865.3	1,555.2
Other costs of services and general and administrative costs	2,463.0	2,011.1	5,530.7
Goodwill impairment (note 14)	37.9	1.8	2,822.9
Amortisation and impairment of acquired intangible assets	62.1	97.8	89.1
Investment and other impairment charges/(reversals)	48.0	(42.4)	296.2
Intangible asset impairment	29.0	0.0	0.0
Restructuring and transformation costs	203.7	145.5	80.7
Restructuring costs in relation to COVID-19	15.1	29.9	232.5
Property related costs	18.0	0.0	0.0
Losses/(gains) on disposal of investments and subsidiaries	36.3	10.6	(7.8)
Gains on remeasurement of equity interests arising from a change in scope of ownership	(66.5)	0.0	(0.6)
Litigation settlement	0.0	21.3	25.6
Amortisation of other intangible assets	21.9	19.9	35.2
Depreciation of property, plant and equipment	166.9	151.2	174.8
Depreciation of right-of-use assets	262.2	272.9	331.9
Gains (losses) on disposals of property, plant and equipment	(6.4)	(1.3)	0.3
Foreign exchange	(8.7)	4.4	5.9
Short-term lease expense	20.2	18.0	36.7
Low-value lease expense	1.9	2.3	2.3
Other pass-through costs	£ 723.7	£ 538.6	£ 685.6